Share-based Compensation - LTIP (Details) - LTIP - USD ($) $ in Thousands				6 Months Ended		12 Months Ended
	Apr. 20, 2020	Oct. 10, 2019	Aug. 05, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Shared-based Compensation Award, Performance
Share-based Compensation
Maximum cash amount per annum		$ 100	$ 700
Number of business days for vesting after announcement of Group's annual results	2 days		2 days
Number of years after the covered financial year to which the LTIP award relates	2 years		2 years
Vesting percentage on each of the first, second, third and fourth anniversaries	25.00%	25.00%
Shared-based Compensation Award, Performance | Grant Date, April 20, 2020, One
Share-based Compensation
Maximum cash amount per annum	$ 37,400
Shared-based Compensation Award, Performance | Grant Date, April 20, 2020, Two
Share-based Compensation
Maximum cash amount per annum	1,900
Shared-based Compensation Award, Performance | Grant Date, April 20, 2020, Three
Share-based Compensation
Maximum cash amount per annum	$ 200
Awarded Shares
Ordinary Shares Held by Trustee - Number of treasury shares
As at beginning of period				941,310	1,121,030	1,121,030
Purchased				3,281,920		60,430
Vested				(705,605)		(240,150)
As at end of period				3,517,625		941,310
Ordinary Shares Held by Trustee - Cost
As at beginning of period				$ 6,079	$ 6,677	$ 6,677
Purchased				12,904		346
Vested				(4,800)		(944)
As at end of period				14,183		$ 6,079
Awards forfeited				$ 430	$ 254